Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Discontinued Operations [Line Items]
Revenue	$ 1,575,153	$ 1,366,336	$ 1,187,090
Cost of services	1,029,983	859,074	759,155
Gross profit	545,170	507,262	427,935
Selling, general and administrative expenses	194,201	170,852	167,219
(Loss)/ income on disposal of discontinued operations		(9,478)	108,987
Other operating expenses	4,838	4,903	2,667
Operating (loss)/ income	369,149	331,813	273,622
Financial result, net	(239,492)	(235,430)	(153,032)
Share of income or loss in associates	(15,841)	(1,306)	(69,317)
(Loss)/ income before income tax	113,816	95,077	51,273
Income tax	(46,925)	(56,359)	(44,969)
(Loss) / Income from discontinued operations		(9,478)	108,987
Currency translation adjustment	(25,585)	(48,563)	(166,597)
Total comprehensive income /(loss) for the year	41,756	(15,397)	(95,248)
Discontinued operations
Disclosure Of Discontinued Operations [Line Items]
Revenue	0	5	261,686
Cost of services	0	(92)	(203,230)
Gross profit	0	(87)	58,456
Selling, general and administrative expenses	0	(796)	(7,314)
(Loss)/ income on disposal of discontinued operations	0	(8,916)	92,167
Other operating expenses	0	(228)	(5,591)
Operating (loss)/ income	0	(10,027)	137,718
Financial result, net	0	548	(19,809)
(Loss)/ income before equity in earnings of associates and income tax	0	(9,479)	117,909
Share of income or loss in associates	0	62	(10,806)
(Loss)/ income before income tax	0	(9,417)	107,103
Income tax	0	(61)	1,884
(Loss) / Income from discontinued operations	0	(9,478)	108,987
Currency translation adjustment	0	4,277	(4,277)
Total comprehensive income /(loss) for the year	$ 0	$ (5,201)	$ 104,710